INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation [Line Items]
Net (loss) for the year	$ (5,603)	$ (231,953)	$ (37,706)
Statutory Cayman Islands corporate tax rate	0.00%	0.00%	0.00%
Expected tax recovery	$ 0	$ 0	$ 0